Derivative financial instruments - Additional Information (Detail) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Cost of financing operations USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange gain (loss), net USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)
Derivative [Line Items]
Counterparty netting and cash collateral partially offset derivative assets	$ 1,689	¥ 158,807	¥ 218,509
Counterparty netting and cash collateral pledged partially offset derivative liabilities	(919)	(86,477)	(90,963)
Unrealized gains or (losses) on derivative financial instruments				(646)	(60,727)	(14,934)	93,370	(79)	(7,447)	(5,543)	(240)
Credit risk derivatives, fair value, net liability	35	3,289
Credit risk derivatives, aggregate fair value of assets posted	184	17,305
Maximum amount of assets to be posted if the ratings decline below specified thresholds	$ 35	¥ 3,289